Dear Fellow Shareholders:

Patience paid off since we wrote to you last, as the Columbia Partners Equity Fund performed quite well in the final quarter of 2001. We were heartened to see the market finally come our way favoring growth issues once again. While we did not quite regain all of the relative underperformance experienced earlier in the year, we are encouraged by recent market action.

Throughout 2001, the Fund suffered as prices of growth oriented issues, specifically information technology, declined. Each time we thought prices had bottomed they found their way still lower. In hindsight, we believe we witnessed wholesale liquidation of these issues by many portfolio managers. This liquidation ultimately set the stage for the sharp rally in the fourth quarter.

The Fund continued its positive relative performance from the fourth quarter of 2001 through January of 2002 as the markets continued to rebound off the September lows, led by technology and consumer cyclical issues. The market declined in February as investors quickly took profits on the heels of the Enron morass, fears that first quarter profits would remain weak, and uncertainty about our government's action vis-a-vis the "axis of evil." Confidence was jolted as every number on corporate financial statements was questioned and each morning brought new "disclosures" by company managements. The clean up which is underway can be characterized as short term negative with long term potential positive for the equity markets. Unfortunately, the end is probably still months away.

For the first quarter of 2002, the Fund modestly underperformed the benchmark S&P 500. The good news is that the economy is strengthening, earnings growth may clearly accelerate, and interest rates should remain low, setting the stage for a continued market advance. We have clearly positioned the Fund for a stronger market, which we believe will probably materialize shortly as earnings improve. We remain overweighted in the technology, consumer and capital goods sectors and underweighted in the finance and utility sectors. In our view, the market is taking a pause and digesting a stream of negative news. Money is on the sidelines, and much of it will move into the markets on the first hint of sustained good news, in our opinion.

The objective of the all-cap portfolio is to invest in small, mid and large companies, adjusting that mix in accordance with our outlook for the markets. For the entire year we have allocated approximately 30% to large blue chip companies and 70% in small and mid sized companies with particular attractiveness in terms of growth rate or market opportunity. We will continue with this allocation in the foreseeable future for two reasons. First, many studies document the outperformance of small companies as the economy emerges from a recession. Second, we see many stocks we would like to own among the small companies particularly, as the valuations are quite a bit more reasonable than those of their large cap brethren.


Our job will continue to be to find the best equity investments for the Fund based on prospective earnings growth, valuation, and quality considerations. We expect to limit risk by diversifying portfolios while seeking the best potential for positive returns in the current market environment.

Very truly yours,




Terence W. Collins, President

For a prospectus and more information, including charges and expenses, call toll free 1-888-696-2733. The prospectus should be read carefully before investing. Past performance does not guarantee future results. The material contains forward-looking statements regarding the intent, beliefs, or current expectations of the author. Such forward-looking statements are not a guarantee of future performance, involve risks and uncertainties, and actual results may differ materially from those statements as a result of various factors. The views expressed are subject to change based on market and other conditions.

Distributed by Unified Financial Securities, Inc., 431 N. Pennsylvania St. Indianapolis, IN 46204. Member NASD and SIPC

                       Management Discussion of Fund Performance


                                   Returns for Periods Ended March 31, 2002

                                                           Average Annual Return
                           1st Quarter    Last 6                Since Inception
Fund/Index                       2002     Months     1 Year     (April 1, 1999)
----------                       ----     ------     ------     ---------------
Columbia Partners
Equity Fund                     -1.16%    28.98%      0.00%          5.26%
S&P 500                         0.27%     10.99%      0.24%         -2.46%



              The Fund - $11,664        S&P 500
                                      Index - $9,261
      4/1/99        10,000.00                  10,000.00
     6/30/99        10,980.00                  10,704.73
     9/30/99        10,940.00                  10,036.91
    12/31/99        13,879.53                  11,529.64
     3/31/00        17,655.50                  11,793.69
     6/30/00        16,245.94                  11,480.43
     9/30/00        17,141.06                  11,369.15
    12/31/00        14,061.06                  10,480.20
     3/31/01        11,663.73                   9,238.22
     6/30/01        12,508.38                   9,778.45
     9/30/01         9,042.80                   8,343.97
    12/31/01        11,800.36                   9,235.60
     3/31/02        11,663.73                   9,260.85

This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on April 1, 1999 (commencement of operations) and held through March 31, 2002. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Columbia Partners Equity Fund portfolio. Individuals cannot invest directly in this Index. Performance figures reflect the change in value of equity in the Index, and is not annualized. The Index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. For more information on the Columbia Partners Equity Fund, please call 1-888-696-2733 to request a prospectus. Investing in the Fund involves certain risks that are discussed in the Fund's prospectus. Please read the prospectus carefully before you invest or send money.

Columbia Partners Equity Fund
Schedule of Investments - March 31, 2002

Common Stock - 87.2%                                                       Shares                       Value

Abrasive Asbestos & Misc. ,
   Nonmetallic Mineral Products - 2.7%
Cabot Microelectronics Corp. (a)                                           7,190                     $ 486,404
                                                                                                  -----------------

Air Transportation, Scheduled - 2.1%
Northwest Airlines Corp. - Class A (a)                                    19,920                           379,875
                                                                                                  -------------------

Aircraft  - 1.0%
Boeing Co.                                                                 3,835                          185,039
                                                                                                  -------------------

Aircraft Engines & Engine Parts - 1.1%
United Technologies Corp.                                                  2,720                          201,824
                                                                                                  -------------------
Bottled & Canned Soft Drinks & Carbonated Waters - 1.2%
Coca-Cola Co.                                                              4,190                        218,969
                                                                                                  -------------------
Computer Communications Equipment - 1.0%
Cisco Systems, Inc. (a)                                                   10,950                        185,384
                                                                                                  -------------------
Computer Services & Software - 1.8%
Rational Software (a)                                                     20,730                        328,156
                                                                                                  -------------------
Computer Storage Devices - 2.3%
EMC Corp. (a)                                                             11,270                        134,338
Network Appliance, Inc. (a)                                               13,630                        277,780
                                                                                                  -------------------
                                                                                                        412,118
                                                                                                  -------------------
Drilling Oil & Gas - 2.5%
Nabors Industries, Inc.                                                   10,435                        440,879
                                                                                                  -------------------

Electronic & Other Electrical Equipment
   (No Computer Equipment) - 1.4%
General Electric Co.                                                       6,490                        243,051
                                                                                                  -------------------
Electronic Computers - 1.1%
Dell Computer Corp. (a)                                                    7,240                        189,036
                                                                                                  -------------------

Industrial Inorganic Chemicals - 3.9%
Georgia Gulf Corp.                                                        26,035                        699,037
                                                                                                  -------------------

Motor Vehicle Parts & Accessories - 3.3%
Gentex Corp. (a)                                                          19,895                           589,489
                                                                                                  -------------------
Leather & Leather Products - 1.6%
Coach, Inc. (a)                                                            5,595                          283,723
                                                                                                  -------------------

National Commercial Banks - 3.4%
Citigroup, Inc.                                                            4,039                        200,011
Hibernia Corp. - Class A                                                  20,945                        400,050
                                                                                                  -------------------
                                                                                                        600,061
                                                                                                  -------------------
Oil & Gas Field Machinery & Equipment - 2.7%
Weatherford International, Inc. (a)                                       10,030                       477,729
                                                                                                   -------------------

See accompanying notes which are an integral part of the financials.

Columbia Partners Equity Fund
Schedule of Investments - March 31, 2002

Common Stocks - 87.2% - continued                                         Shares                       Value

Operative Builders - 1.4%
Meritage Corp.                                                             3,865                      $ 246,974
                                                                                                  -------------------
Ordnance & Accessories, (No Vehicles/Guided Missiles) - 2.7%
Alliant Techsystems, Inc. (a)                                              4,795                        489,042
                                                                                                   -------------------

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.5%
Wyeth (formerly American Home Products)                                    4,190                        275,074
                                                                                                   -------------------

Pharmaceutical Preparations - 7.2%
Andrx Corp. (a)                                                            6,685                        253,629
Barr Laboratories, Inc. (a)                                                5,110                        336,340
Bristol-Myers Squibb Co.                                                   3,770                        152,647
Johnson & Johnson                                                          3,300                        214,335
Pfizer, Inc.                                                               4,675                        185,785
Schering-Plough Co.                                                        4,880                        152,744
                                                                                                  -------------------
                                                                                                      1,295,480
                                                                                                  -------------------
Retail - Variety Stores - 1.9%
Costco Wholesale Corp. (a)                                                 5,795                        230,757
Wal-Mart Stores, Inc.                                                      1,925                        117,983
                                                                                                  -------------------
                                                                                                        348,740
                                                                                                  -------------------
Retail - Apparel & Accessory Stores - 2.0%
Pacific Sunwear of California, Inc. (a)                                   14,485                        356,331
                                                                                                  -------------------

Retail - Catalog & Mail-Order Houses - 2.5%
Land's End, Inc. (a)                                                       9,870                        442,867
                                                                                                  -------------------
Retail - Drug Stores & Proprietary Stores - 1.8%
Longs Drug Stores Corp.                                                   11,535                        321,481
                                                                                                  -------------------
Retail - Eating Places - 2.7%
AFC Enterprises, Inc. (a)                                                 14,450                        483,352
                                                                                                  -------------------

Retail - Family Clothing Stores - 0.9%
Gap, Inc.                                                                 10,190                        153,258
                                                                                                  -------------------
Retail - Lumber & Other Building Materials Dealers - 1.2%
Home Depot, Inc.                                                           4,330                        210,481
                                                                                                  -------------------
Retail - Miscellaneous Shopping Goods Stores - 2.2%
Barnes and Noble, Inc. (a)                                                12,485                        386,910
                                                                                                  -------------------
Retail - Variety Stores - 1.0%
Target Corp.                                                               4,345                        187,356
                                                                                                  -------------------
Retail - Women's Clothing Stores - 2.0%
Chico's FAS, Inc. (a)                                                     10,562                        355,939
                                                                                                  -------------------
Savings Institution, Federally Chartered - 3.2%
Sovereign Bancorp, Inc.                                                   41,205                        578,930
                                                                                                  -------------------

See accompanying notes which are an integral part of the financials.

Columbia Partners Equity Fund
Schedule of Investments - March 31, 2002

Common Stocks - 87.2% - continued                                          Shares                       Value

Security Brokers, Dealers & Flotation Companies - 1.7%
Merrill Lynch & Co., Inc.                                                  5,475                      $ 303,205
                                                                                                  -------------------
Semiconductors & Related Devices - 9.3%
Applied Micro Circuits Corp. (a)                                          47,755                        382,040
Broadcom Corp. - Class A (a)                                               7,620                        273,558
Intel Corp.                                                                7,605                        231,268
Micron Technology, Inc. (a)                                               14,375                        472,938
Vitesse Semiconductor Corp. (a)                                           31,390                        307,622
                                                                                                  -------------------
                                                                                                      1,667,426
                                                                                                  -------------------

Services - Computer Integrated Systems Design - 1.9%
Scientific Games Corp. - Class A (a)                                      41,780                        349,699
                                                                                                  -------------------

Services - Miscellaneous Amusement & Recreation - 3.4%
Alliance Gaming Corp. (a)                                                 14,035                        428,488
Walt Disney Co.                                                            7,470                        172,407
                                                                                                 -------------------
                                                                                                        600,895
                                                                                                 -------------------
Services - Prepackaged Software - 3.6%
Microsoft Corp. (a)                                                        4,515                        272,300
Oracle Corp. (a)                                                          12,490                        159,872
Siebel Systems, Inc. (a)                                                   6,205                        202,345
                                                                                                 -------------------
                                                                                                        634,517
                                                                                                 -------------------

Total Common Stock (Cost $15,968,372)                                                                  $ 15,608,731
                                                                                                 -------------------

Rights
Seagate Technology Escrow (c)(Cost $0)                                    10,210                              0
                                                                                                -------------------

                                                                         Principal
                                                                           Value                        Value
Money Market Securities - 10.6%
Huntington Money Market Fund - Investment A, 0.75%, (Cost $1,893,504) (b)   1,893,504                    $ 1,893,504
                                                                                                  -------------------

TOTAL INVESTMENTS (Cost $17,861,876) - 97.8%                                                              17,502,235
                                                                                                  -------------------
Other assets in excess of  liabilities - 2.2%                                                                391,220
                                                                                                  -------------------
Total Net Assets - 100.0%                                                                               $ 17,893,455
                                                                                                  ===================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at March
31, 2002.
(c)  Veritas Software Corp. acquired Seagate Technology in November, 2000.
Veritas has established these escrow rights for possible future payments from pending ligitation.

See accompanying notes which are an integral part of the financials.


Columbia Partners Equity Fund                                                                March 31, 2002
Statement of Assets & Liabilities


Assets
Investment in securities (cost $17,861,876)                                                    $ 17,502,235
Cash                                                                                                163,929
Receivable for investments sold                                                                     235,463
Receivable for fund shares sold                                                                       3,154
Dividends receivable                                                                                  5,848
Interest receivable                                                                                   1,087
                                                                                      ----------------------
   Total assets                                                                                  17,911,716
                                                                                      ----------------------

Liabilities
Accrued investment advisory fee                                                                      18,261
                                                                                      ----------------------
   Total liabilities                                                                                 18,261
                                                                                      ----------------------

Net Assets                                                                                     $ 17,893,455
                                                                                      ======================

Net Assets consist of:
Paid-in capital                                                                                  22,697,961
Accumulated undistributed net realized gain (loss) on investments                                (4,444,865)
Net unrealized appreciation (depreciation) on investments                                          (359,641)
                                                                                      ----------------------

Net Assets, for 1,904,899                                                                      $ 17,893,455
                                                                                      ======================

Net Asset Value

Offering price and redemption price per share ($17,893,455 / 1,904,899)                              $ 9.39
                                                                                      ======================

See accompanying notes which are an integral part of the financials.

Columbia Partners Equity Fund
Statement of Operations for the period end March 31, 2002


Investment Income:
Dividend income                                                                                    $ 89,722
Interest income                                                                                      36,007
                                                                                           -----------------------
     Total investment income                                                                        125,729
                                                                                           -----------------------

Expenses:
Investment advisory fee                                                                             210,033
Trustees' fees                                                                                        2,160
                                                                                           -----------------------
     Total expenses before reimbursement                                                            212,193
Reimbursed expenses                                                                                  (2,160)
                                                                                           -----------------------
     Total operating expenses                                                                        210,033
                                                                                           -----------------------

Net Investment Income (Loss)                                                                         (84,304)
                                                                                           -----------------------

Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on investment securities                                                 (2,386,171)
Net change in net unrealized appreciation (depreciation)
   on investment securities                                                                        2,442,189
                                                                                           -----------------------
Net realized and unrealized gain (loss) on investments                                                50,649
                                                                                           -----------------------

Increase (Decrease) in Net Assets from Operations                                                  $ (28,286)
                                                                                           =======================

See accompanying notes which are an integral part of the financials.

Columbia Partners Equity Fund
Statement of Changes in Net Assets



                                                                         For the year              For the year
                                                                             ended                    ended
Increase in Net Assets                                                  March 31, 2002            March 31, 2001
                                                                     ----------------------     -------------------

Operations
   Net investment income (loss)                                              $ (84,304)                (74,888)
   Net realized gain (loss) on investment securities                        (2,386,171)             (1,996,309)
   Change in net unrealized appreciation (depreciation)                      2,442,189              (6,580,093)
                                                                     ----------------------     -------------------

   Net increase (decrease) in net assets resulting from operations             (28,286)             (8,651,290)
                                                                     ----------------------     -------------------
Distributions to shareholders
   From net investment income                                                        0                       0
   From net realized gain                                                            0              (3,423,606)

                                                                     ----------------------     -------------------
   Total distributions                                                               0              (3,423,606)
                                                                     ----------------------     -------------------
Share Transactions
   Net proceeds from sale of shares                                          1,770,340               3,590,870
   Shares issued in reinvestment of distributions                                    0               3,423,460
   Shares redeemed                                                            (911,542)             (1,916,848)
                                                                      ----------------------     -------------------
Net increase (decrease) in net assets resulting
   from share transactions                                                     858,798               5,097,482
                                                                      ----------------------     -------------------

Total increase (decrease) in net assets                                        830,512              (6,977,414)
                                                                      ----------------------     -------------------

Net Assets
   Beginning of period                                                      17,062,943              24,040,357
                                                                      ----------------------     -------------------
   End of period
                                                                          $ 17,893,455            $ 17,062,943
                                                                       ======================     ===================


Capital Share Transactions
   Shares sold                                                                 185,510                 260,779
   Shares issued in reinvestment of distributions                                    0                 307,037
   Shares repurchased                                                          (98,699)               (150,284)
                                                                       ----------------------     -------------------

   Net increase (decrease) from capital transactions                            86,811                 417,532
                                                                       ======================     ===================

See accompanying notes which are an integral part of the financials.

Columbia Partners Equity Fund
Financial Highlights


                                                            Year                     Year                   Year
                                                           ended                    ended                   ended
                                                         March 31,                March 31,               March 31,
                                                            2002                     2001                   2000
                                                   -----------------------     -----------------      ------------------
Selected Per Share Data
Net asset value, beginning of period                      $ 9.39                   $ 17.16                 $ 10.00
                                                   -----------------------     -----------------      ------------------
Income from investment operations
   Net investment income (loss)                            (0.05)                    (0.05)                  (0.04)
   Net realized and unrealized gain (loss)                  0.05                     (5.41)                   7.59
                                                   -----------------------     -----------------      ------------------
Total from investment operations                           (0.00)                    (5.46)                   7.55
                                                   -----------------------     -----------------      ------------------
Less distributions
   From net investment income                               0.00                      0.00                    0.00
   From net realized gain                                   0.00                     (2.31)                  (0.39)
                                                   -----------------------     -----------------      ------------------
Total distributions                                         0.00                     (2.31)                  (0.39)
                                                   -----------------------     -----------------      ------------------
Net asset value, end of period                            $ 9.39                    $ 9.39                 $ 17.16
                                                   =======================     =================      ==================

Total Return                                                0.00%                   (33.94)%                76.56%

Ratios and Supplemental Data
Net assets, end of period (000)                           $17,893                  $17,063                 $24,040
Ratio of expenses to average net assets                      1.20%                    1.20%                   1.20%
Ratio of expenses to average net assets
   before reimbursement                                      1.21%                    1.21%                   1.22%
Ratio of net investment income (loss) to
   average net assets                                       (0.48)%                  (0.34)%                 (0.31)%
Ratio of net investment income (loss) to
   average net assets before reimbursement                  (0.49)%                  (0.35)%                 (0.34)%
Portfolio turnover rate                                     102.94%                  67.93%                 215.08%

See accompanying notes which are an integral part of the financials.

                          Columbia Partners Equity Fund
                          Notes to Financial Statements
                                 March 31, 2002


NOTE 1.  ORGANIZATION

Columbia Partners Equity Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on February 2, 1999 and commenced operations on April 1, 1999. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995, (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long-term capital growth. The investment advisor to the Fund is Columbia Partners L.L.C. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

 Securities Valuations- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

                          Columbia Partners Equity Fund
                          Notes to Financial Statements
                            March 31, 2002- continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Columbia Partners, L.L.C. (the Advisor) to manage the Fund's investments. The Advisor was organized in 1995, as an independent limited liability company owned 50% by its employees and 50% by Galway Capital Management, L.L.C., a venture capital firm. A team of the Advisor makes the investment decisions for the Fund, which is primarily responsible for the day-to-day management of the Fund's portfolio.

Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, Rule 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.20% of the average value of its daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the fiscal year ended March 31, 2002, the Advisor earned a fee of $210,033 from the Fund. The Advisor has contractually agreed to permanently reimburse fees and expenses of the non-interested person Trustees to maintain total operating expenses at 1.20% of net assets. For the fiscal year ended March 31, 2002, the Advisor reimbursed fees and expenses of $2,160.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Fto act as the principal distributor of its shares. There were no payments made to Unified Financial Securities, Inc. during the fiscal year ended March 31, 2002. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

For the fiscal year ended March 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $16,314,261 and $16,616,890, respectively. As of March 31, 2002, the gross unrealized appreciation for all securities totaled $2,276,503 and the gross unrealized depreciation for all securities totaled $2,636,144, for a net unrealized depreciation of $359,641. The aggregate cost of securities for federal income tax purposes at March 31, 2002 was $17,866,743. The difference between book cost and tax cost consists of wash sales in the amount of $4,867.

                          Columbia Partners Equity Fund
                          Notes to Financial Statements
                            March 31, 2002- continued

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting fiscal year. Actual results could differ from those estimates.

NOTE 6.  LOSS CARRYFORWARDS

At March 31, 2002, the Fund had available for federal tax purposes an unused capital loss carry forward of $4,377,613, of which $1,992,862 expires in 2009 and $2,384,751 expires in 2010. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

                   Information Regarding Trustees and Officers

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex**
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Steve L. Cobb                                            Trustee         Trustee since 1995             17
2001 N. Indianwood Avenue
Broken Arrow, OK  74012
Year of Birth:  1957
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
President  of  Chandler  Engineering  Company,  L.L.C.,  oil  and  gas                      None
services  company since 1997;  various  positions with Carbo Ceramics,
Inc., oil field manufacturing/supply  company, from 1984 to 1997, most recently Vice President of Marketing.
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex**
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Gary E. Hippenstiel                                      Trustee         Trustee since 1995             17
600 Jefferson Street
Suite 350
Houston, TX  77002
Year of Birth:  1947
--------------------------------------------------- ------------------- --------------------- ------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
Director, Vice President and Chief Investment Officer of Legacy Trust None
Company since 1992; President and Director of Heritage Trust Company from
1994-1996; Vice President and Manager of Investments of Kanaly Trust Company
from 1988 to 1992.
----------------------------------------------------------------------- ----------------------------------------------

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) In         Length of           in Fund Complex**
              Name, Age and Address                   Fund Complex**        Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Kenneth D. Trumpfheller*                            President,              Trustee and                 35
1725 E. Southlake Blvd.                             Secretary and       President since 1995
Suite 200                                           Trustee             Secretary since 2000
Southlake, Texas  76092
Year of Birth:  1958
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
President and Managing  Director of Unified Fund  Services,  Inc., the                      None
Fund's  transfer  agent,  fund  accountant  and  administrator,  since
October  2000.  President,   Treasurer  and  Secretary  of  AmeriPrime
Financial  Services,  Inc., a fund  administrator,  (which merged with
Unified  Fund  Services,   Inc.)  from  1994  through   October  2000.
President,   Treasurer   and   Secretary   of   AmeriPrime   Financial
Securities,  Inc., the Trust's distributor through December 2000, from
1994 through December 2000.
----------------------------------------------------------------------- ----------------------------------------------

                                                                                               Number of Portfolios
                                                      Position(s) in         Length of           in Fund Complex**
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Robert A. Chopyak                                   Treasurer      and   Treasurer and CFO              N/A
1725 E. Southlake Blvd.                             Chief    Financial       since 2000
Suite 200                                           Officer
Southlake, Texas  76092
Year of Birth:  1968
--------------------------------------------------- ------------------- --------------------- ------------------------

----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
Assistant  Vice-President of Financial  Administration of Unified Fund                      None
Services,  Inc.,  the  Fund's  transfer  agent,  fund  accountant  and administrator,  since August  2000.  Manager of  AmeriPrime  Financial
Services,  Inc.  from  February  2000 to August  2000.  Self-employed, performing Y2K testing,  January 1999 to January 2000.  Vice President of Fund  Accounting,  American  Data  Services,  Inc.,  a mutual  fund services company, October 1992 to December 1998.
----------------------------------------------------------------------- ----------------------------------------------

*Mr. Trumpfheller in an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is a registered principal of the Trust's distributor.

**As of December 31, 2001, the term "Fund Complex" refers to AmeriPrime Funds and AmeriPrime Advisors Trust.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-888-696-2733.

May 1, 2002
Martin Capital U.S. Opportunity Fund Annual Report

Dear Fellow Shareholders,

Although many economic indicators have improved significantly over the past year, unusual factors and events have continued to plague the financial markets. Having rebounded from the September 2001 lows, the potentially higher growth companies in the U.S. Opportunity Fund should continue to benefit from improving economic conditions as political and structural issues stabilize.

Corporate profits are the most important factor affecting stock prices. At the beginning of every economic recovery concerns about valuations and earnings visibility abound. As with most things, valuations have to be put in context to be meaningful. Instead of simply looking at trailing twelve-month price-to-earnings ratios, it is important to consider normalized earnings (i.e., earnings averaged over a multi-year period) in context of economic cycles and rates of inflation. Historically, twelve-month trailing price-to-earnings valuations are high at the beginning of economic recoveries because the preceding weak economic environment has temporarily depressed earnings. Valuations also are higher in periods of low inflation because reported earnings do not have to be discounted as much by inflation in order to derive real earnings. Relative to previous economic cycle and inflation periods, normalized earnings valuations today are quite attractive. As economic growth eventually translates into better corporate earnings, the stock market rebound begun in the fourth quarter of last year should resume as this year progresses.

The past several years have been very unusual in the history of economic and financial market performance. At some point, performance should return to the less volatile historical trend. Therefore, it most likely would be a mistake to extrapolate recent historical extremes into future expectations. It should be a long time before we experience another millennium roller-coaster ride.

Positive macro-economic fundamentals suggest that fiscal and monetary stimuli already in place should continue to contribute to improving economic conditions. Given the fact that we are in the initial stages of an economic recovery, the odds are very good, based on historical precedent, that the next few years should see above average economic and financial market performance. Accordingly, the U.S. Opportunity Fund will remain invested in growth-oriented securities that should prosper most in a return to sustained economic expansion with low inflation.

Sincerely,



Paul B. Martin, Jr.
Portfolio Manager


For a prospectus and more information, including charges and expenses, call toll free 1-888-336-9757. The prospectus should be read carefully before investing. Past performance does not guarantee future results. The material contains forward-looking statements regarding the intent, beliefs, or current expectations of the author. Such forward-looking statements are not a guarantee of future performance, involve risks and uncertainties, and actual results may differ materially from those statements as a result of various factors. The views expressed are subject to change based on market and other conditions.

Distributed by Unified Financial Securities, Inc., 431 N. Pennsylvania St. Indianapolis, IN 46204. Member NASD and SIPC

              Management Discussion of Fund Performance

              Returns for Year Ended Ended March 31, 2002

                                                                            Average Annual Return
                           1st Quarter         Last 6                         Since Inception
Fund/Index                       2002          Months         1 Year           (April 1, 1999)
----------                       ----          ------         ------          ---------------

The Fund                        -2.83%         31.70%         -14.62%             -14.54%
S&P 500                          0.27%         10.99%           0.24%              -2.64%


             U.S. Opportunity Fund - $6,239       S&P 500  Index - $9,261
      4/1/99                            10,000.00           10,000.00
     6/30/99                            10,560.00           10,704.73
     9/30/99                            10,450.00           10,036.91
    12/31/99                            14,630.00           11,529.64
     3/31/00                            16,190.00           11,793.69
     6/30/00                            15,530.00           11,480.43
     9/30/00                            14,150.00           11,369.15
    12/31/00                             9,656.51           10,480.20
     3/31/01                             7,307.90            9,238.22
     6/30/01                             8,205.01            9,778.45
     9/30/01                             4,737.54            8,343.97
    12/31/01                             6,420.87            9,235.60
     3/31/02                             6,239.44            9,260.85

This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Standard & Poors 500 Index 'S&P 500 Index' on April 1, 1999 (commencement of operations) and held through March 31, 2002. The S&P 500 Index is an index of the 500 largest capitalized stocks in the United States and is widely recognized as a general indicator of the overall health of the U.S. stock market. Individuals cannot invest directly in this Index. Performance figures reflect the change in value of equity in the Indices, and are not annualized. The Index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. For more information on the Martin Capital U.S. Opportunity Fund, please call 1-888-336-9757 to request a prospectus. Investing in the Fund involves certain risks that are discussed in the Fund's prospectus. Please read the prospectus carefully before you invest or send money.


Martin Capital U.S. Opportunity Fund
Schedule of Investments - March 31, 2002


Common Stocks - 107.2%                                                            Shares                         Value

Computer Communication Equipment - 1.7%
Cisco Systems, Inc. (a)                                                               3,000                        $ 50,790
                                                                                                           -----------------
                                                                                                           -----------------
Computer Peripheral Equipment, NEC - 2.6%
Cirrus Logic, Inc. (a)                                                                4,000                          75,480
                                                                                                           -----------------
                                                                                                           -----------------
Computer Services & Software - 2.1%
Electronic Arts, Inc. (a)                                                             1,000                          60,800
                                                                                                           -----------------
                                                                                                           -----------------
Computer Storage & Devices - 2.9%
EMC Corp. (a)                                                                         1,800                          21,456
SanDisk Corp.  (a)                                                                    3,000                          65,100
                                                                                                           -----------------
                                                                                                           -----------------
                                                                                                                     86,556
                                                                                                           -----------------
                                                                                                           -----------------
Computers & Office Equipment - 4.0%
Micron Technology, Inc. (a)                                                           1,700                          55,930
National Instruments Corp. (a)                                                        1,500                          62,730
                                                                                                           -----------------
                                                                                                           -----------------
                                                                                                                    118,660
                                                                                                           -----------------
                                                                                                           -----------------
Electrical Industrial Apparatus -1.3%
American Power Conversion Corp. (a)                                                        2,700                     39,906
                                                                                                           -----------------
                                                                                                           -----------------

Electrical Work - 1.5%
Quanta Services, Inc. (a)                                                                  2,500                     43,225
                                                                                                           -----------------
                                                                                                           -----------------

Electromedical & Electrotherapeutic Apparatus - 2.3%
Medtronic, Inc.                                                                            1,500                     67,815
                                                                                                           -----------------
                                                                                                           -----------------

Electronic Computers - 4.4%
Dell Computer Corp. (a)                                                                    5,000                    130,550
                                                                                                           -----------------
                                                                                                           -----------------

Electronic Instruments - 1.6%
Texas Instruments, Inc.                                                               1,400                          46,340
                                                                                                           -----------------
                                                                                                           -----------------

Equipment - 3.4%
Lam Research Corp. (a)                                                                3,400                          99,688
                                                                                                           -----------------
                                                                                                           -----------------

Finance Services - 2.1%
American Express Co.                                                                  1,500                          61,440
                                                                                                           -----------------
                                                                                                           -----------------

General Industrial Machinery & Equipment - 2.2%
Tyco International, Ltd.                                                                   2,000                     64,640
                                                                                                           -----------------
                                                                                                           -----------------

See accompanying notes which are an integral part of the financial statements.

Martin Capital U.S. Opportunity Fund
Schedule of Investments - March 31, 2002


Common Stocks - continued                                                         Shares                         Value

Glass, Glassware, Pressed or Blown - 0.5%
Corning, Inc. (a)                                                                          2,000                   $ 15,240
                                                                                                           -----------------
                                                                                                           -----------------

Grocery Stores - 3.1%
Whole Foods Market, Inc. (a)                                                          2,000                          91,380
                                                                                                           -----------------
                                                                                                           -----------------

Instruments for Meas & Testing of Electricity
 & Elec Signals - 1.8%
Agilent Technologies, Inc. (a)                                                        1,500                          52,440
                                                                                                           -----------------
                                                                                                           -----------------

Motor Vehicle Parts & Accessories - 1.9%
Honeywell International, Inc.                                                         1,500                          57,405
                                                                                                           -----------------
                                                                                                           -----------------

National Commercial Banks - 2.5%
Citigroup, Inc.                                                                       1,500                          74,280
                                                                                                           -----------------
                                                                                                           -----------------

Operative Builders - 1.8%
Centex Corp.                                                                          1,000                          51,930
                                                                                                           -----------------
                                                                                                           -----------------

Pharmaceutical Preparations - 5.1%
Lilly (Eli) & Co.                                                                       700                          53,340
Merck & Co., Inc.                                                                       700                          40,306
Pfizer, Inc.                                                                          1,400                          55,636
                                                                                                           -----------------
                                                                                                           -----------------
                                                                                                                    149,282
                                                                                                           -----------------
                                                                                                           -----------------
Photgraphing & Imaging - 2.5%
Dupont Photomasks, Inc. (a)                                                           1,400                          72,800
                                                                                                           -----------------
                                                                                                           -----------------

Radio & TV Broadcasting & Communication Equipment - 2.5%
QUALCOMM, Inc. (a)                                                                    1,100                          41,404
Motorola, Inc.                                                                        2,300                          32,660
                                                                                                           -----------------
                                                                                                           -----------------
                                                                                                                     74,064
                                                                                                           -----------------
                                                                                                           -----------------
Real Estate Investment Trusts - 1.3%
Starwood Hotels & Resorts Worldwide                                                   1,000                          37,610
                                                                                                           -----------------
                                                                                                           -----------------

Restaurants - 2.4%
Starbucks Corp. (a)                                                                   3,000                          69,390
                                                                                                           -----------------
                                                                                                           -----------------

Retail-Lumber & Other Building Materials Dealers - 2.1%
Home Depot, Inc.                                                                      1,300                          63,193
                                                                                                           -----------------
                                                                                                           -----------------


Martin Capital U.S. Opportunity Fund
Schedule of Investments - March 31, 2002


Common Stocks - continued                                                         Shares                         Value

Security Brokers, Dealers & Flotation Companies - 8.2%
Bear Stearns Co., Inc.                                                                1,000                        $ 62,750
E*Trade Group, Inc. (a)                                                               5,000                          47,100
Knight Trading Group "A" (a)                                                          5,000                          35,700
Schwab (Charles) Corp.                                                                2,600                          34,034
SWS Group, Inc. (formerly Southwest Securities Group, Inc.)                           3,025                          61,256
                                                                                                           -----------------
                                                                                                           -----------------
                                                                                                                    240,840
                                                                                                           -----------------
                                                                                                           -----------------
Semiconductors - 13.0%
Advanced Micro Devices, Inc. (a)                                                      4,200                          61,782
Altera Corp. (a)                                                                      2,000                          43,740
Intel Corp.                                                                           1,600                          48,656
JDS Uniphase Corp. (a)                                                                5,000                          29,450
LSI Logic Corp. (a)                                                                   2,500                          42,500
National Semiconductor Corp. (a)                                                      1,500                          50,535
Silicon Laboratories, Inc. (a)                                                        3,000                         105,990
                                                                                                           -----------------
                                                                                                           -----------------
                                                                                                                    382,653
                                                                                                           -----------------
                                                                                                           -----------------
Services - Computer Integrated Systems Designs - 2.6%
NetSolve, Inc. (a)                                                                    7,000                          55,300
Sun Microsystems, Inc. (a)                                                            2,600                          22,932
                                                                                                           -----------------
                                                                                                           -----------------
                                                                                                                     78,232
                                                                                                           -----------------
                                                                                                           -----------------
Services - Computer Programming Services - 3.0%
Advent Software, Inc. (a)                                                             1,500                          88,740
                                                                                                           -----------------
                                                                                                           -----------------

Services - Prepackaged Software - 11.7%
Computer Associates International, Inc.                                               2,000                          43,780
Cadence Design Systems, Inc. (a)                                                      3,000                          67,830
Microsoft Corp. (a)                                                                     900                          54,279
Oracle Corp. (a)                                                                      4,700                          60,160
Symantec Corp. (a)                                                                    2,000                          82,420
Veritas Software Corp. (a)                                                              800                          35,064
                                                                                                           -----------------
                                                                                                           -----------------
                                                                                                                    343,533
                                                                                                           -----------------
                                                                                                           -----------------
Specialty - 2.4%
Tiffany & Co.                                                                         2,000                          71,100
                                                                                                           -----------------
                                                                                                           -----------------

Specialty - Industry Machinery - 2.4%
Applied Materials, Inc. (a)                                                           1,300                          70,551
                                                                                                           -----------------
                                                                                                           -----------------

Telephone & Telegraph Apparatus - 0.5%
Nortel Networks Corp. (a)                                                             3,000                          13,470
                                                                                                           -----------------
                                                                                                           -----------------

See accompanying notes which are an integral part of the financial statements.


Martin Capital U.S. Opportunity Fund
Schedule of Investments - March 31, 2002


Common Stocks - continued                                                         Shares                         Value

Telephone Communications (No Radio Telephone) - 0.7%
Lucent Technologies, Inc. (a)                                                         3,000                        $ 14,190
Qwest Communications International, Inc.                                              1,000                           8,220
                                                                                                           -----------------
                                                                                                           -----------------
                                                                                                                     22,410
                                                                                                           -----------------
                                                                                                           -----------------
Wholesale - Computer & Peripheral Equipment
   & Software - 3.1%
Tech Data Corp. (a)                                                                   2,000                          91,780
                                                                                                           -----------------
                                                                                                           -----------------

TOTAL COMMON STOCKS (Cost $4,085,793)                                                                             3,158,213
                                                                                                           -----------------
                                                                                                           -----------------

                                                                                Principal
                                                                                  Value                          Value
Holding Co. Depository Receipt - 2.0%
Biotech HOLDRs Trust Depositary Receipts (Cost $61,392)                                       500                    59,905
                                                                                                           -----------------
                                                                                                           -----------------

Money Market Securities - 0.1%
Huntington Money Market Fund -  Investment A, .75%, (Cost $2,848) (b)                      2,848                      2,848
                                                                                                           -----------------
                                                                                                           -----------------

TOTAL INVESTMENTS - 109.3%  (Cost $4,150,033)                                                                     3,220,966
Liabilities in excess of other assets - (9.3)%                                                                     (275,641)
                                                                                                           -----------------
                                                                                                           -----------------
TOTAL NET ASSETS -100%                                                                                          $ 2,945,325
                                                                                                           =================
                                                                                                           =================


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at March
31, 2002.

See accompanying notes which are an integral part of the financial statements.

Martin Capital U.S. Opportunity Fund
Schedule of Investments - March 31, 2002

Written Put Options
                                                                                    Shares Subject
Index Funds / Expiration Date @ Exercise Price                                   to Put                          Value
----------------------------------------------
                                                                              --------------               -----------------
                                                                              --------------               -----------------

CBOE Mini-NDX Index / December 2002 @ 190                                          600                             $ 26,700
NASDAQ 100 / June 2002 @ 2400                                                      200                              187,840
S&P 500 / June 2002 @ 1550                                                         200                               80,320
                                                                                                           -----------------
                                                                                                           -----------------

Totals (Premiums received $266,654)                                                                               $ 294,860
                                                                                                           =================
                                                                                                           =================


See accompanying notes which are an integral part of the financial statements.

Martin Capital U.S. Opportunity Fund                                                March 31, 2002
Statement of Assets & Liabilities


Assets
Investment in securities (cost $4,150,033)                                                   $ 3,220,966
Dividends receivable                                                                                 788
Interest receivable                                                                                    2
Receivable for options written                                                                    23,795
Receivable from advisor                                                                           18,628
                                                                                      -------------------
   Total assets                                                                                3,264,179
                                                                                      -------------------

Liabilities
Payable to custodian                                                                              22,844
Put options written (Premium received $266,654)                                                  294,860
Payable for fund shares redeemed                                                                   1,150
                                                                                      -------------------
   Total liabilities                                                                             318,854
                                                                                      -------------------

Net Assets                                                                                   $ 2,945,325
                                                                                      ===================


Net Assets consist of:
Paid in capital                                                                                6,315,267
Accumulated net realized loss on investments                                                  (2,412,669)
Net unrealized depreciation on investments                                                      (957,273)
                                                                                      -------------------

Net Assets, for 476,165 shares                                                               $ 2,945,325
                                                                                      ===================


Net Asset Value
Net asset value & offering price per share ($2,945,325 / 476,165)                                 $ 6.19
                                                                                      ===================
                                                                                      ===================
Minimum redemption price per share ($6.19 x 99%)                                                  $ 6.13
                                                                                      ===================

See accompanying notes which are an integral part of the financial statements.


Martin Capital U.S. Opportunity Fund
Statement of Operations
March 31, 2002

Investment Income
Dividend income                                                                       $ 10,582
Interest income                                                                          1,635
                                                                                ---------------
Total Income                                                                            12,217
                                                                                ---------------


Expenses
Investment advisory fee                                                                 43,668
Custodian expense                                                                       20,711
Trustees' fees                                                                           2,159
                                                                                ---------------
Total expenses before reimbursement                                                     66,538
Reimbursed expenses                                                                    (22,870)
                                                                                ---------------
                                                                                ---------------
Total operating expenses                                                                43,668
                                                                                ---------------
                                                                                ---------------
Net Investment Loss                                                                    (31,451)
                                                                                ---------------

Realized & Unrealized Gain (Loss)
Net realized loss on:
  Investment securities                                                             (1,002,086)
  Option securities                                                                   (250,277)
Change in net unrealized depreciation
  Investment securities                                                                617,303
  Option securities                                                                     28,206
                                                                                ---------------
Net realized & unrealized loss on investment securities & option securities           (606,854)
                                                                                ---------------
                                                                                ---------------
Net decrease in net assets resulting from operations                                $ (638,305)
                                                                                ===============


See accompanying notes which are an integral part of the financial statements.

Martin Capital U.S. Opportunity Fund
Statement of Changes in Net Assets


                                                                                   Year ended          Year ended
                                                                                 March 31, 2002      March 31, 2001
                                                                                -----------------   -----------------
Increase (Decrease) in Net Assets
From Operations
   Net investment income (loss)                                                        $ (31,451)          $ (33,027)
   Net realized gain (loss) on:
        Investment securities                                                         (1,002,086)           (760,157)
        Option securities                                                               (250,277)           (368,790)
   Change in net unrealized appreciation (depreciation) on:
        Investment securities                                                            617,303          (2,582,912)
        Option securities                                                                 28,206             (67,208)
                                                                                -----------------   -----------------
   Net increase (decrease) in net assets resulting from operations                      (638,305)         (3,812,094)
                                                                                -----------------   -----------------
Distribution to Shareholders
   From net investment income                                                                  0                   0
   From net realized gain (loss)                                                               0             (31,359)
                                                                                -----------------   -----------------
                                                                                -----------------
   Total distributions                                                                         0             (31,359)
                                                                                -----------------   -----------------
Share Transactions
   Net proceeds from sale of shares                                                      399,158           4,498,795
   Shares issued in reinvestment of distributions                                              0              31,359
   Shares redeemed                                                                      (617,649)           (597,815)
                                                                                -----------------   -----------------
   Net increase (decrease) in net assets resulting
      from share transactions                                                           (218,491)          3,932,339
                                                                                -----------------   -----------------
                                                                                -----------------   -----------------
Total Increase (Decrease) in Net Assets                                                 (856,796)             88,886
                                                                                -----------------   -----------------

Net Assets
   Beginning of period                                                                 3,802,121           3,713,235
                                                                                -----------------   -----------------
   End of period
                                                                                     $ 2,945,325         $ 3,802,121
                                                                                =================   =================


Capital Shares Transactions
   Shares sold                                                                            58,810             344,971
   Shares issued in reinvestment of distributions                                              0               3,527
   Shares repurchased                                                                   (106,729)            (53,828)
                                                                                -----------------   -----------------

   Net increase (decrease) from capital tranactions                                      (47,919)            294,670
                                                                                =================   =================


See accompanying notes which are an integral part of the financial statements.

Martin Capital U.S. Opportunity Fund
Financial Highlights


                                                       Year ended            Year ended          Year ended
                                                     March 31, 2002        March 31, 2001          March 31, 2000
                                                   -------------------    ------------------    ---------------------

Selected Per Share Data
Net asset value, beginning of period                           $ 7.25               $ 16.19           $ 10.00
                                                   -------------------    ------------------    --------------
Income from investment operations
   Net investment income (loss)                                 (0.06)                (0.08)            (0.04)
   Net realized and unrealized gain (loss)                      (1.00)                (8.79)             6.23
                                                   -------------------    ------------------    --------------
Total from investment operations                                (1.06)                (8.87)             6.19
                                                   -------------------    ------------------    --------------
Less distributions
   From net investment income                                    0.00                  0.00              0.00
   From net realized gain                                        0.00                 (0.07)             0.00
                                                                                                --------------
                                                   -------------------    ------------------    --------------
Total distributions                                              0.00                 (0.07)             0.00
                                                   -------------------    ------------------    --------------

Net asset value, end of period                                 $ 6.19                $ 7.25           $ 16.19
                                                   ===================    ==================    ==============

Total Return                                                   (14.62)%              (54.86)%          61.90%

Ratios and Supplemental Data
Net assets, end of period (000)                                $2,945                $3,802            $3,713
Ratio of expenses to average net assets                         1.25%                 1.25%             1.25%
Ratio of expenses to average net assets
   before reimbursement                                         1.90%                 1.27%             1.37%
Ratio of net investment income (loss) to
   average net assets                                           (0.90)%               (0.67)%           (0.35)%
Ratio of net investment income (loss) to
   average net assets before reimbursement                      (1.55)%               (0.69)%           (0.47)%
Portfolio turnover rate                                        14.35%                69.95%             0.35%



See accompanying notes which are an integral part of the financial statements.

                      Martin Capital U.S. Opportunity Fund
                          Notes to Financial Statements
                                 March 31, 2002





NOTE 1.  ORGANIZATION

The Martin Capital U.S. Opportunity Fund (the "Fund") was organized as a non-diversified series of the AmeriPrime Funds (the "Trust") on August 14, 1998 and commenced operations on April 1, 1999. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The investment objective of the Fund is to provide long-term capital appreciation. The investment advisor to the Fund is Martin Capital Advisors, L.L.P. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued based on prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available form a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

                      Martin Capital U.S. Opportunity Fund
                          Notes to Financial Statements
                           March 31, 2002 - continued


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Option writing - When the Fund writes an option; an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.

The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premiums are added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of options, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Other - The Fund follows industry practices and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor is Martin Capital Advisors, L.L.P. The Advisor is a Texas limited liability partnership organized on January 29, 1999. Paul Martin, President and controlling partner of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.25% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Advisor pays the Fund's expenses, except those specified above. For the year ended March 31, 2002, the Advisor earned fees of $43,668 from the Fund. The Advisor has contractually agreed to reimburse the Fund for expenses it incurs to maintain the Fund's total operating expenses at 1.25% of the average daily net assets of the Fund through March 1, 2003. For the year ended March 31, 2002, the Advisor reimbursed expenses of $22,870 for the Fund. At March 31, 2002, there was a net receivable from the Advisor in the amount of $18,628.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

                      Martin Capital U.S. Opportunity Fund
                          Notes to Financial Statements
                           March 31, 2002 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Fund retains Unified Financial Securities, Inc. to act as the principal distributor of the Fund's shares. Unified Financial Securities, Inc. executed investment portfolio transactions for the Fund, and received commissions of $353 for the year ended March 31, 2002. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

For the year ended March 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $549,925 and $1,251,030, respectively. As of March 31, 2002, the unrealized appreciation for all securities totaled $276,356 and the unrealized depreciation for all securities totaled $1,233,629 for a net unrealized depreciation of $957,273. The aggregate cost of securities for federal income tax purposes at March 31, 2002 was $4,150,033.

NOTE 5.  ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 6.  PUT OPTIONS WRITTEN

Transactions in options written by the Fund during the year ended March 31, 2002 were as follows:

                                                                       Number of          Premiums
                                                                       Contracts          Received
 Options outstanding at March 31, 2001                                     7              $502,382
 Options written                                                          27              428,524
 Options terminated in closing purchase transactions                     (16)              (651,226)

 Options exercised                                                        (8)              (13,026)
                                                                           --       ---------------

 Options outstanding at March 31, 2002                                    10              $266,654
                                                                    ===========      ==============



NOTE 7. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2002, National Investor Services owned of record in aggregate more than 56% of the Fund.

                      Martin Capital U.S. Opportunity Fund
                          Notes to Financial Statements
                           March 31, 2002 - continued


NOTE 8.   CAPITAL LOSS CARRYFORWARDS

At March 31, 2002, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,381,310, of which $1,128,947 expires in 2009 and $1,252,363 expires in 2010. Capital loss carryforwards are available to offset future realized gains. To the extent that these carryforwards are used to offset future realized capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
Martin Capital U.S. Opportunity Fund
(a series of the AmeriPrime Funds)

We have audited the accompanying statement of assets and liabilities of the Martin Capital U.S. Opportunity Fund, including the schedule of portfolio investments, as of March 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Martin Capital U.S. Opportunity Fund as of March 31, 2002, the results of its operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
October 29, 2002

                   Information Regarding Trustees and Officers

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex**
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Steve L. Cobb                                            Trustee         Trustee since 1995             17
2001 N. Indianwood Avenue
Broken Arrow, OK  74012
Year of Birth:  1957
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
President  of  Chandler  Engineering  Company,  L.L.C.,  oil  and  gas                      None
services  company since 1997;  various  positions with Carbo Ceramics,
Inc., oil field manufacturing/supply  company, from 1984 to 1997, most recently Vice President of Marketing.
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex**
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Gary E. Hippenstiel                                      Trustee         Trustee since 1995             17
600 Jefferson Street
Suite 350
Houston, TX  77002
Year of Birth:  1947
--------------------------------------------------- ------------------- --------------------- ------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
Director, Vice President and Chief Investment Officer of Legacy Trust None
Company since 1992; President and Director of Heritage Trust Company from
1994-1996; Vice President and Manager of Investments of Kanaly Trust Company
from 1988 to 1992.
----------------------------------------------------------------------- ----------------------------------------------

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) In         Length of           in Fund Complex**
              Name, Age and Address                   Fund Complex**        Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Kenneth D. Trumpfheller*                            President,              Trustee and                 35
1725 E. Southlake Blvd.                             Secretary and       President since 1995
Suite 200                                           Trustee             Secretary since 2000
Southlake, Texas  76092
Year of Birth:  1958
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
President and Managing  Director of Unified Fund  Services,  Inc., the                      None
Fund's  transfer  agent,  fund  accountant  and  administrator,  since
October  2000.  President,   Treasurer  and  Secretary  of  AmeriPrime
Financial  Services,  Inc., a fund  administrator,  (which merged with
Unified  Fund  Services,   Inc.)  from  1994  through   October  2000.
President,   Treasurer   and   Secretary   of   AmeriPrime   Financial
Securities,  Inc., the Trust's distributor through December 2000, from
1994 through December 2000.
----------------------------------------------------------------------- ----------------------------------------------

                                                                                               Number of Portfolios
                                                      Position(s) in         Length of           in Fund Complex**
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Robert A. Chopyak                                   Treasurer      and   Treasurer and CFO              N/A
1725 E. Southlake Blvd.                             Chief    Financial       since 2000
Suite 200                                           Officer
Southlake, Texas  76092
Year of Birth:  1968
--------------------------------------------------- ------------------- --------------------- ------------------------

----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
Assistant  Vice-President of Financial  Administration of Unified Fund                      None
Services,  Inc.,  the  Fund's  transfer  agent,  fund  accountant  and administrator,  since August  2000.  Manager of  AmeriPrime  Financial
Services,  Inc.  from  February  2000 to August  2000.  Self-employed, performing Y2K testing,  January 1999 to January 2000.  Vice President of Fund  Accounting,  American  Data  Services,  Inc.,  a mutual  fund services company, October 1992 to December 1998.
----------------------------------------------------------------------- ----------------------------------------------

*Mr. Trumpfheller in an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is a registered principal of the Trust's distributor.

**As of December 31, 2001, the term "Fund Complex" refers to AmeriPrime Funds and AmeriPrime Advisors Trust.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-888-336-9757.